SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2003

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


02-13	  CEE      2000      13.8595      16.57  	   	Weeden & Co
02-14   " "      2200      14.1500      16.47             " "
02-18	  " "      2000      14.1000      16.53		    " "
02-19   " "      2300      14.0000      16.28		    " "
02-21   " "      1300      13.8500      16.42		    " "
02-24   " "       200      13.8600      16.35		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Corinna Chan - Fund Administrator
Date of Statement          03/04/03